Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Composition of the rights Over Leased Assets	The detail of the right-of-use assets as of December 31, 2025 and 2024 is as follows:
	Gross Balance		Accumulated Depreciation		Net Balance
	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Categories
Buildings	111,839	126,655	(62,144)	(63,657)	49,695	62,998
Floor space for ATMs	41,026	36,080	(18,040)	(9,307)	22,986	26,773
Improvements to leased property	28,562	28,783	(21,998)	(21,675)	6,564	7,108
Total	181,427	191,518	(102,182)	(94,639)	79,245	96,879

Schedule of Changes of the Rights Over Leased Assets	The changes in the right-of-use assets as of December 31, 2025 and 2024, are detailed as follows:
	2025
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2025	126,655	36,080	28,783	191,518
Additions	8,256	5,239	765	14,260
Disposals	(22,850)	(293)	(986)	(24,129)
Remeasurement	(222)	—	—	(222)
Other increases	—	—	—	—
Total	111,839	41,026	28,562	181,427

Accumulated Depreciation
Balance as of January 1, 2025	(63,657)	(9,307)	(21,675)	(94,639)
Depreciation of the year (*)	(19,581)	(9,026)	(1,049)	(29,656)
Disposals	21,321	293	726	22,340
Other increases	(227)	—	—	(227)
Total	(62,144)	(18,040)	(21,998)	(102,182)
Balance as of December 31, 2025	49,695	22,986	6,564	79,245

(*)	See Note No.37 Depreciation and Amortization.
	2024
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$

Gross Balance
Balance as of January 1, 2024	145,849	33,060	30,426	209,335
Additions	13,892	4,385	872	19,149
Disposals	(33,019)	(1,197)	(2,515)	(36,731)
Remeasurement	(67)	(168)	—	(235)
Other increases	—	—	—	—
Total	126,655	36,080	28,783	191,518

Accumulated Depreciation
Balance as of January 1, 2024	(75,361)	(2,669)	(22,416)	(100,446)
Depreciation of the year (*)	(20,939)	(7,733)	(1,135)	(29,807)
Disposals	32,638	1,123	1,876	35,637
Other increases	56	(28)	—	(23)
Total	(63,657)	(9,307)	(21,675)	(94,639)
Balance as of December 31, 2024	62,998	26,773	7,108	96,879

Schedule of Future Maturities Lease Liabilities	The future maturities (including unearned interest) of the lease liabilities as of December 31, 2025 and 2024:
	December 2025
	On demand	Up to 1 month	Over 1 month up to 3 months	Over 3 months up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Lease associated to:
Buildings	—	1,551	3,099	10,731	19,628	10,676	7,399	53,084
ATMs	—	802	1,603	7,206	15,062	733	20	25,426
Total	—	2,353	4,702	17,937	34,690	11,409	7,419	78,510

	December 2024
	On demand	Up to 1 month	Over 1 month up to 3 months	Over 3 months up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Lease associated to:
Buildings	—	1,692	3,374	14,158	23,675	14,245	10,657	67,801
ATMs	—	699	1,396	6,228	15,353	5,532	28	29,236
Total	—	2,391	4,770	20,386	39,028	19,777	10,685	97,037

Schedule of Changes of the Obligations for Lease Liabilities	The changes in the obligations for lease liabilities and the cash flows for the years 2025 and 2024 are detailed as follows:
Total cash flow for the year
MCh$
Lease liability
Balances as of January 1, 2024	101,480
Liabilities for new lease agreements	14,648
Interest accrual expenses	2,381
Payments of principal and interests	(29,991)
Remeasurement	(235)
Derecognized contracts	(457)
Indexation	3,603
Balances as of December 31, 2024	91,429

Liabilities for new lease agreements	10,951
Interest accrual expenses	2,112
Payments of principal and interests	(30,897)
Remeasurement	(222)
Derecognized contracts	(1,568)
Indexation	2,538
Balances as of December 31, 2025	74,343